LONG-TERM DEBT (Details) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Bison Midstream	Jun. 30, 2013 Mountaineer Midstream	Dec. 31, 2013 Revolving credit facility	Dec. 31, 2013 Revolving credit facility Holdings	Dec. 31, 2012 Revolving credit facility Holdings	Dec. 31, 2013 Revolving credit facility Holdings Minimum	Dec. 31, 2013 Revolving credit facility Holdings Maximum	Nov. 30, 2013 Revolving credit facility Senior Secured Debt	Jun. 30, 2013 Revolving credit facility Senior Secured Debt	May 31, 2013 Revolving credit facility Senior Secured Debt	Nov. 30, 2013 Revolving credit facility Senior Secured Debt Minimum	Nov. 30, 2013 Revolving credit facility Senior Secured Debt Maximum	Nov. 30, 2013 Revolving credit facility Senior Secured Debt LIBOR Minimum	Nov. 30, 2013 Revolving credit facility Senior Secured Debt LIBOR Maximum	Nov. 30, 2013 Revolving credit facility Senior Secured Debt Accordion provision	Jun. 30, 2013 Revolving credit facility Senior Secured Debt Accordion provision
REVOLVING CREDIT FACILITY
Revolving credit facility		$ 286,000,000	$ 199,230,000		$ 200,000,000.0	$ 110,000,000.0
Senior unsecured notes		300,000,000	0
Total long-term debt		586,000,000	199,230,000
Senior secured revolving credit facility, total commitments												700,000,000.0	600,000,000.0	550,000,000.0					200,000,000.0	50,000,000.0
Repayments of Lines of Credit	294,200,000	294,180,000	160,770,000	0
Interest rate reduction												0.75%
Variable rate basis								LIBOR
Applicable margin (as a percent)								2.25%									1.75%	2.75%
Weighted-average interest rate (as a percent)								2.42%	2.98%
Unused portion under the facility								414,000,000
Commitment fee on unused portion of the facility (as a percent)								0.375%							0.30%	0.50%
Cumulative lease payment obligations allowable under terms of covenants											30,000,000.0
Period that cumulative lease payment obligations may not exceed specified amount under terms of covenants								12 months
Trailing period used in calculating the ratio of EBITDA to net interest expense								12 months
Ratio of consolidated EBITDA to net interest expense										2.5
Trailing period used in calculating the ratio of total indebtedness to consolidated EBITDA								12 months
Ratio of total indebtedness to consolidated EBITDA											5.0
Ratio of total indebtedness to consolidated EBITDA, for a specified period following certain acquisitions											5.5
Period following certain acquisitions, for which higher ratio of total indebtedness to consolidated EBITDA is to be maintained											270 days
Defaults on revolving credit facility							$ 0